Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Settlement payables				$ 2,000,000		$ 6,000,000
Gain (loss) on debt prepayment option	$ 105,000,000	$ (42,000,000)
Non-current derivative financial liabilities				31,000,000		39,000,000
Non-current derivative financial assets				0		73,000,000
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets				465,000,000		557,000,000
Settlement payables				16,000,000		45,000,000
Zinc | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities				31,000,000		34,000,000
Gold | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets				25,000,000		11,000,000
Ongoing payment percent	15.00%
Silver | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities				6,000,000
Ongoing payment percent	5.00%
Non-current derivative financial assets						1,000,000
Swap contract
Disclosure of detailed information about financial instruments [line items]
Settlement payables				3,000,000
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Settlement payables				2,000,000
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	$ 193,000,000	295,000,000
Canada, Dollars | Borrowings | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Risk exposure			$ 3,000		$ 2,600
Currency risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Impact on pre-tax earnings	(1,000,000)	(8,000,000)
Reasonably possible change in risk variable, impact on other comprehensive income (loss)	(464,000,000)	(408,000,000)
Risk exposure			$ (3,078)		$ (2,683)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ 17,000,000	$ 15,000,000
Reasonably possible change In risk variable, percent	1.00%	1.00%
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change In risk variable, percent	10.00%
Risk exposure				$ 17,000,000		$ 16,000,000
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ 7,000,000	$ 7,000,000
8.5% notes due June 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate			8.50%	8.50%